13FCON P 2/8/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT REQUESTED

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Deephaven Capital Management LLC
Address: 130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas Wagner
Title: Chief Compliance Officer
Phone: (952) 249-5657

Signature, Place, and Date of Signing:

[signature] Minnetonka, Minnesota February 13, 2006

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total (Risk Arbitrage):	66
Form 13F Information Table Value Total (Risk Arb):	3,634,154
List of Other Included Managers:	N/A

RECEIVED
FEB 14 2006
OFFICE OF THE SECRETARY

CONFIDENTIAL TREATMENT REQUESTED **DEEPHAVEN CAPITAL MANAGEMENT** **12/31/2005**

column 1	column 2	column 3	column 4	column 5			column 6	column 7	column 8 Voting Authority		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMOUNT	SH/PRN	PUT/CALL	INV DISC.	OTH MGRS	SOLE	SHARED	NONE
ABGENIX INC	NOTE 1.750%12/1	00339BAD9	8,571	4,892,000	PRN		SOLE	NONE	4892000	0	0
ABGENIX INC	COM	00339B107	5,915	275,000	SH		SOLE	NONE	275000	0	0
ALBERTSONS INC	COM	013104954	11,484	537,900		PUT	SOLE	NONE	N/A	N/A	N/A
ALBERTSONS INC	COM	013104904	196	9,200		CALL	SOLE	NONE	N/A	N/A	N/A
ALBERTSONS INC	COM	013104104	10,956	513,170	SH		SOLE	NONE	513170	0	0
ANIMAS CORP DEL	COM	03525Y105	604	25,000	SH		SOLE	NONE	25000	0	0
ANTEON INTL CORP	COM	03674E108	5,435	100,000	SH		SOLE	NONE	100000	0	0
ARDEN RLTY INC	COM	039793104	44,539	993,500	SH		SOLE	NONE	993500	0	0
BANK OF AMERICA CORPORATION	COM	060505904	4,615	100,000		CALL	SOLE	NONE	N/A	N/A	N/A
BEVERLY ENTERPRISES INC	COM NEW	087851309	30,331	2,599,100	SH		SOLE	NONE	2599100	0	0
BOSTON SCIENTIFIC CORP	COM	101137907	96,927	3,957,800		CALL	SOLE	NONE	N/A	N/A	N/A
BURLINGTON COAT FACTORY	COM	121579106	3,351	83,335	SH		SOLE	NONE	83335	0	0
BURLINGTON RES INC	COM	122014103	172,400	2,000,000	SH		SOLE	NONE	2000000	0	0
CENTERPOINT PPTYS TR	COM	151895109	1,875	37,900	SH		SOLE	NONE	37900	0	0
CHIRON CORP	COM	170040959	24,453	550,000		PUT	SOLE	NONE	N/A	N/A	N/A
CHIRON CORP	DBCV 2.750% 6/3	170040AJ8	1,768	1,785,000	PRN		SOLE	NONE	1785000	0	0
CHIRON CORP	COM	170040109	81,978	1,843,857	SH		SOLE	NONE	1843857	0	0
COLLEGIATE FDG SVCS INC	COM	19458M108	2,362	119,599	SH		SOLE	NONE	119599	0	0
COMPUTER SCIENCES CORP	COM	205363954	27,599	545,000		PUT	SOLE	NONE	N/A	N/A	N/A
COMPUTER SCIENCES CORP	COM	205363904	1,013	20,000		CALL	SOLE	NONE	N/A	N/A	N/A
COMPUTER SCIENCES CORP	COM	205363104	43,961	868,117	SH		SOLE	NONE	868117	0	0
DEX MEDIA INC	COM	25212E100	29,076	1,073,307	SH		SOLE	NONE	1073307	0	0
DRS TECHNOLOGIES INC	COM	23330X950	4,036	78,500		PUT	SOLE	NONE	N/A	N/A	N/A
ENGINEERED SUPPORT SYS INC	COM	292866100	118,302	2,841,070	SH		SOLE	NONE	2841070	0	0
FALCONBRIDGE LTD NEW 2005	COM	306104100	46,955	1,584,717	SH		SOLE	NONE	1584717	0	0
GTECH HLDGS CORP	COM	400518106	45,637	1,437,845	SH		SOLE	NONE	1437845	0	0
GUIDANT CORP	COM	401698955	559,906	8,647,200		PUT	SOLE	NONE	N/A	N/A	N/A
GUIDANT CORP	COM	401698905	127,234	1,965,000		CALL	SOLE	NONE	N/A	N/A	N/A
GUIDANT CORP	COM	401698105	552,113	8,526,845	SH		SOLE	NONE	8526845	0	0
HILFIGER TOMMY CORP	ORD	G8915Z102	5,660	348,500	SH		SOLE	NONE	348500	0	0
IDX SYS CORP	COM	449491109	51,000	1,161,194	SH		SOLE	NONE	1161194	0	0
IMS HEALTH INC	COM	449934108	4,392	176,259	SH		SOLE	NONE	176259	0	0
INAMED CORP	COM	453235103	60,046	684,826	SH		SOLE	NONE	684826	0	0
INDEPENDENCE CMNTY BK CORP	COM	453414104	15,991	402,500	SH		SOLE	NONE	402500	0	0
INTELLISYNC CORP	COM	458176104	6,686	1,295,700	SH		SOLE	NONE	1295700	0	0
IVAX CORP	COM	465823102	211,039	6,735,991	SH		SOLE	NONE	6735991	0	0
J JILL GROUP INC	COM	466189107	12,535	658,685	SH		SOLE	NONE	658685	0	0
JAMDAT MOBILE INC	COM	47023T100	3,987	150,000	SH		SOLE	NONE	150000	0	0
JEFFERSON PILOT CORP	COM	475070108	26,747	469,817	SH		SOLE	NONE	469817	0	0
JOHNSON & JOHNSON	COM	478160954	18	300		PUT	SOLE	NONE	N/A	N/A	N/A
JOHNSON & JOHNSON	COM	478160904	90,150	1,500,000		CALL	SOLE	NONE	N/A	N/A	N/A
LA QUINTA CORP	PAIRED CTF	50419U202	18,938	1,700,000	SH		SOLE	NONE	1700000	0	0
MAYTAG CORP	COM	578592957	4,705	250,000		PUT	SOLE	NONE	N/A	N/A	N/A
MAYTAG CORP	COM	578592107	1,726	91,700	SH		SOLE	NONE	91700	0	0
MBNA CORP	COM	55262L100	128,126	4,719,203	SH		SOLE	NONE	4719203	0	0
MCI INC	COM	552691957	101	5,100		PUT	SOLE	NONE	N/A	N/A	N/A

CONFIDENTIAL TREATMENT REQUESTED **DEEPHAVEN CAPITAL MANAGEMENT** **12/31/2005**

column 1	column 2	column 3	column 4	column 5			column 6	column 7	column 8 Voting Authority		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMOUNT	SH/PRN	PUT/CALL	INV DISC.	OTH MGRS	SOLE	SHARED	NONE
MCI INC	COM	552691107	53,224	2,697,620	SH		SOLE	NONE	2697620	0	0
MICROMUSE INC	COM	595094103	495	50,000	SH		SOLE	NONE	50000	0	0
NEOFORMA COM INC	COM NEW	640475505	650	65,630	SH		SOLE	NONE	65630	0	0
NEXTEL PARTNERS INC	COM	65333F907	59,713	2,137,200		CALL	SOLE	NONE	N/A	N/A	N/A
NEXTEL PARTNERS INC	CL A	65333F107	181,887	6,509,915	SH		SOLE	NONE	6509915	0	0
NORTHWESTERN CORP	COM NEW	668074305	887	28,534	SH		SOLE	NONE	28534	0	0
NTL INC DEL	COM	62940M104	83,810	1,231,058	SH		SOLE	NONE	1231058	0	0
REEBOK INTL LTD	COM	758110100	39,532	678,900	SH		SOLE	NONE	678900	0	0
RENAL CARE GROUP INC	COM	759930100	46,090	974,204	SH		SOLE	NONE	974204	0	0
SCIENTIFIC ATLANTA INC	COM	808655104	17,099	397,000	SH		SOLE	NONE	397000	0	0
SHURGARD STORAGE CTRS INC	COM	82567D104	11,562	203,885	SH		SOLE	NONE	203885	0	0
SIEBEL SYS INC	COM	826170102	75,054	7,093,989	SH		SOLE	NONE	7093989	0	0
SOVEREIGN BANCORP INC	COM	845905108	29,777	1,377,310	SH		SOLE	NONE	1377310	0	0
TELEWEST GLOBAL INC	COM	87956T107	16,759	703,548	SH		SOLE	NONE	703548	0	0
TEVA PHARMACEUTICAL INDS LTD	COM	881624959	13,772	320,200		PUT	SOLE	NONE	N/A	N/A	N/A
TEVA PHARMACEUTICAL INDS LTD	ADR	881624209	1,983	46,105	SH		SOLE	NONE	46105	0	0
VINTAGE PETE INC	COM	927460105	70,309	1,318,376	SH		SOLE	NONE	1318376	0	0
WESTCORP INC	COM	957907108	98,814	1,483,470	SH		SOLE	NONE	1483470	0	0
WFS FINL INC	COM	92923B106	35,163	461,766	SH		SOLE	NONE	461766	0	0
WHIRLPOOL CORP	COM	963320906	92,136	1,100,000		CALL	SOLE	NONE	N/A	N/A	N/A
			$ 3,634,154								

END